Stock-based Compensation Plans and Awards (Details 2) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Stock-based Compensation Plans And Awards Details 2
Exercise Price	$ 0.69	$ 1.00	$ 0.43
Expected life (years)	6 years	6 years 1 month 10 days	6 years 4 months 24 days
Risk-free interest rate	1.40%	1.62%	1.30%
Expected volatility	65.30%	67.39%	71.98%
Expected dividend yield	0.00%	0.00%	0.00%